TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 69.7%
	FIXED INCOME - 69.7%
5,900,000	iShares Broad USD High Yield Corporate Bond ETF				$ 220,601,000
25,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)				2,009,500
410,000	SPDR Bloomberg High Yield Bond ETF				39,724,900
595,000	SPDR Portfolio High Yield Bond ETF				14,101,500
375,000	Xtrackers USD High Yield Corporate Bond ETF				13,788,750
	TOTAL EXCHANGE-TRADED FUNDS (Cost $284,741,521)				290,225,650

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 29.3%
	AEROSPACE & DEFENSE — 0.8%
67,000	Bombardier, Inc.(b)		7.8750	04/15/27	67,374
800,000	Rolls-Royce PLC(b)		5.7500	10/15/27	818,908
500,000	Spirit AeroSystems, Inc.(b)		9.7500	11/15/30	549,462
750,000	TransDigm, Inc.(b)		6.7500	08/15/28	766,359
750,000	TransDigm, Inc.(b)		6.3750	05/31/33	756,731
					2,958,834
	ASSET MANAGEMENT — 0.1%
400,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		9.0000	06/15/30	389,215

	AUTOMOTIVE — 1.2%
500,000	Aston Martin Capital Holdings Ltd.(b)		10.0000	03/31/29	477,276
1,000,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	995,093
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	777,406
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,778,258
500,000	Nissan Motor Company Ltd.(b)		4.8100	09/17/30	459,755
600,000	Tenneco, Inc.(b)		8.0000	11/17/28	596,462
					5,084,250
	BANKING — 1.4%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,191,895
1,000,000	Barclays PLC(c)	H15T1Y + 3.500%	7.4370	11/02/33	1,136,848
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,252,596

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.3% (Continued)
	BANKING — 1.4% (Continued)
750,000	HSBC Holdings PLC(c)	SOFRRATE + 4.250%	8.1130	11/03/33	$ 867,827
1,000,000	Lloyds Banking Group PLC(c)	H15T1Y + 3.750%	7.9530	11/15/33	1,146,639
					5,595,805
	BEVERAGES — 0.8%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	2,531,511
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,090,909
					3,622,420
	BIOTECH & PHARMA — 0.7%
300,000	1261229 BC Ltd.(b)		10.0000	04/15/32	305,614
500,000	Bausch Health Companies, Inc.(b)		11.0000	09/30/28	512,028
1,000,000	Jazz Securities DAC(b)		4.3750	01/15/29	968,156
500,000	Merck & Company, Inc.		6.5000	12/01/33	564,722
650,000	Organon & Company / Organon Foreign Debt Co-Issuer(b)		5.1250	04/30/31	564,124
					2,914,644
	CABLE & SATELLITE — 1.5%
350,000	Altice Financing S.A.(b)		5.7500	08/15/29	268,328
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		5.1250	05/01/27	992,747
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		4.7500	03/01/30	1,191,875
750,000	CSC Holdings, LLC(b)		11.7500	01/31/29	701,995
1,250,000	Directv Financing, LLC / Directv Financing, Inc.(b)		5.8750	08/15/27	1,243,258
1,000,000	Directv Financing, LLC / Directv Financing Co-Obliger, Inc.(b)		10.0000	02/15/31	964,262
1,000,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	953,870
					6,316,335
	CHEMICALS — 0.4%
400,000	Olympus Water US Holding Corporation(b)		9.7500	11/15/28	419,830
550,000	Tronox, Inc.(b)		4.6250	03/15/29	429,592
350,000	Windsor Holdings III, LLC(b)		8.5000	06/15/30	371,473
600,000	WR Grace Holdings, LLC(b)		5.6250	08/15/29	553,650
					1,774,545
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(b)		7.8750	02/15/31	419,729

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.3% (Continued)
	CONSTRUCTION MATERIALS — 0.3%
500,000	Quikrete Holdings, Inc.(b)	6.3750	03/01/32	$ 513,175
850,000	Standard Industries, Inc.(b)	4.3750	07/15/30	806,324
				1,319,499
	CONTAINERS & PACKAGING — 0.4%
400,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC(b)	4.0000	09/01/29	364,613
700,000	Mauser Packaging Solutions Holding Company(b)	7.8750	08/15/26	697,021
500,000	Mauser Packaging Solutions Holding Company(b)	7.8750	04/15/27	505,086
				1,566,720
	DIVERSIFIED INDUSTRIALS — 0.6%
2,000,000	General Electric Company	6.7500	03/15/32	2,256,156

	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(b)	9.7500	04/15/29	880,591

	ELECTRIC UTILITIES — 1.5%
1,000,000	Appalachian Power Company	7.0000	04/01/38	1,112,862
600,000	Calpine Corporation(b)	5.1250	03/15/28	597,160
1,000,000	Dominion Energy, Inc.	7.0000	06/15/38	1,130,148
700,000	FirstEnergy Corporation	4.1500	07/15/27	691,564
400,000	Lightning Power, LLC(b)	7.2500	08/15/32	418,503
190,000	PG&E Corporation	5.0000	07/01/28	185,352
750,000	Progress Energy, Inc.	7.7500	03/01/31	857,437
600,000	Talen Energy Supply, LLC(b)	8.6250	06/01/30	637,978
400,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	423,643
				6,054,647
	ELECTRICAL EQUIPMENT — 0.2%
500,000	Emerald Debt Merger Sub, LLC(b)	6.6250	12/15/30	510,419
500,000	Vertical US Newco, Inc.(b)	5.2500	07/15/27	498,548
				1,008,967
	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation	4.2500	09/15/28	394,003

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.3% (Continued)
	ENTERTAINMENT CONTENT — 0.3%
750,000	Univision Communications, Inc.(b)	7.3750	06/30/30	$ 746,621
400,000	Warnermedia Holdings, Inc.	4.2790	03/15/32	337,250
				1,083,871
	FOOD — 0.4%
300,000	Chobani, LLC / Chobani Finance Corp, Inc.(b)	7.6250	07/01/29	313,176
750,000	Kraft Heinz Foods Company	6.8750	01/26/39	809,167
350,000	Viking Baked Goods Acquisition Corporation(b)	8.6250	11/01/31	344,056
				1,466,399
	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation	5.4500	10/15/32	521,839

	HEALTH CARE FACILITIES & SERVICES — 1.0%
650,000	CHS/Community Health Systems, Inc.(b)	10.8750	01/15/32	682,796
1,000,000	DaVita, Inc.(b)	4.6250	06/01/30	954,897
500,000	Encompass Health Corporation	4.7500	02/01/30	489,151
1,000,000	Tenet Healthcare Corporation	6.1250	10/01/28	1,000,715
900,000	Tenet Healthcare Corporation	6.1250	06/15/30	909,196
				4,036,755
	INDUSTRIAL SUPPORT SERVICES — 0.3%
650,000	United Rentals North America, Inc.	3.8750	11/15/27	634,069
750,000	United Rentals North America, Inc.	5.2500	01/15/30	748,866
				1,382,935
	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
150,000	Coinbase Global, Inc.(b)	3.3750	10/01/28	141,271
3,000,000	Goldman Sachs Group, Inc. (The)	6.7500	10/01/37	3,296,386
250,000	Jane Street Group / JSG Finance, Inc.(b)	4.5000	11/15/29	239,647
500,000	Jefferies Financial Group, Inc.	6.4500	06/08/27	515,407
750,000	Morgan Stanley	7.2500	04/01/32	861,033
				5,053,744
	INSURANCE — 1.1%
300,000	Alliant Holdings Intermediate, LLC / Alliant Co-Issuer(b)	6.7500	10/15/27	300,532
550,000	Genworth Holdings, Inc.	6.5000	06/15/34	549,142
300,000	HUB International Ltd.(b)	7.2500	06/15/30	312,964
350,000	HUB International Ltd.(b)	7.3750	01/31/32	365,246

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.3% (Continued)
	INSURANCE — 1.1% (Continued)
300,000	Jones Deslauriers Insurance Management, Inc.(b)	8.5000	03/15/30	$ 317,849
1,700,000	MetLife, Inc.	10.7500	08/01/39	2,263,734
400,000	Panther Escrow Issuer, LLC(b)	7.1250	06/01/31	413,882
				4,523,349
	INTERNET MEDIA & SERVICES — 0.4%
500,000	Netflix, Inc.	5.8750	11/15/28	524,370
1,000,000	Uber Technologies, Inc.(b)	4.5000	08/15/29	990,437
				1,514,807
	LEISURE FACILITIES & SERVICES — 2.4%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)	3.8750	01/15/28	483,032
750,000	1011778 BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	695,776
500,000	Caesars Entertainment, Inc.(b)	7.0000	02/15/30	516,071
500,000	Carnival Corporation(b)	6.0000	05/01/29	504,811
900,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	812,095
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	996,054
700,000	Las Vegas Sands Corporation	3.9000	08/08/29	668,416
1,200,000	Live Nation Entertainment, Inc.(b)	6.5000	05/15/27	1,214,634
850,000	Melco Resorts Finance Ltd.(b)	5.3750	12/04/29	814,360
750,000	Midwest Gaming Borrower, LLC(b)	4.8750	05/01/29	723,166
750,000	Royal Caribbean Cruises Ltd.(b)	6.2500	03/15/32	770,254
500,000	Royal Caribbean Cruises Ltd.(b)	6.0000	02/01/33	508,730
400,000	Voyager Parent, LLC(b)	9.2500	07/01/32	423,559
850,000	Wynn Macau Ltd.(b)	5.6250	08/26/28	841,257
				9,972,215
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.	3.7500	03/01/31	538,730

	MEDICAL EQUIPMENT & DEVICES — 0.8%
400,000	Avantor Funding, Inc.(b)	4.6250	07/15/28	391,346
950,000	Boston Scientific Corporation	7.3750	01/15/40	1,133,780
750,000	Koninklijke Philips N.V.	6.8750	03/11/38	827,856
1,000,000	Medline Borrower, L.P.(b)	3.8750	04/01/29	954,331
				3,307,313

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.3% (Continued)
	METALS & MINING — 0.6%
500,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	$ 469,211
750,000	Novelis Corporation(b)	4.7500	01/30/30	718,957
1,000,000	Vale Overseas Ltd.	8.2500	01/17/34	1,201,631
				2,389,799
	OIL & GAS PRODUCERS — 2.3%
500,000	Apache Corporation	5.1000	09/01/40	418,195
400,000	Cheniere Energy, Inc.	4.6250	10/15/28	398,024
1,150,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	1,160,331
400,000	Civitas Resources, Inc.(b)	8.7500	07/01/31	405,215
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	733,324
750,000	Occidental Petroleum Corporation	6.1250	01/01/31	776,395
1,000,000	Occidental Petroleum Corporation	6.4500	09/15/36	1,019,148
650,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	626,277
500,000	Rockcliff Energy II, LLC(b)	5.5000	10/15/29	487,508
600,000	Southwestern Energy Company	4.7500	02/01/32	583,336
1,000,000	Tosco Corporation	8.1250	02/15/30	1,134,679
1,250,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	1,293,823
500,000	Venture Global LNG, Inc.(b)	9.8750	02/01/32	539,684
				9,575,939
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Nabors Industries, Inc.(b)	9.1250	01/31/30	990,713
800,000	Transocean, Inc.(b)	8.7500	02/15/30	830,131
500,000	Transocean, Inc.	7.5000	04/15/31	435,614
750,000	USA Compression Partners, L.P. / USA Compression Finance Corporation(b)	7.1250	03/15/29	767,263
400,000	Valaris Ltd.(b)	8.3750	04/30/30	414,231
500,000	Weatherford International Ltd.(b)	8.6250	04/30/30	514,086
				3,952,038
	PUBLISHING & BROADCASTING — 0.1%
500,000	Gray Media, Inc.(b)	10.5000	07/15/29	541,256

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
500,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	491,846
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	272,653
750,000	SBA Communications Corporation	3.1250	02/01/29	699,638
300,000	Service Properties Trust(b)	8.6250	11/15/31	319,702

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.7% (Continued)
750,000	Simon Property Group, L.P.	6.7500	02/01/40	$ 847,848
392,000	Uniti Group, L.P. / Uniti Group Finance Inc / CSL CSL Capital, LLC(b)	10.5000	02/15/28	414,242
				3,045,929
	RETAIL - DISCRETIONARY — 1.1%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(b)	5.3750	03/01/29	383,400
650,000	Builders FirstSource, Inc.(b)	4.2500	02/01/32	600,362
321,000	Carvana Company(b)	14.0000	06/01/31	381,961
800,000	Hertz Corporation (The)(b)	12.6250	07/15/29	835,051
800,000	Kohl's Corporation	4.6250	05/01/31	580,289
209,000	Macy's Retail Holdings, LLC(b)	5.8750	03/15/30	206,679
800,000	PetSmart, Inc. / PetSmart Finance Corporation(b)	7.7500	02/15/29	783,936
800,000	Staples, Inc.(b)	10.7500	09/01/29	755,687
				4,527,365
	SOFTWARE — 1.1%
500,000	AthenaHealth Group, Inc.(b)	6.5000	02/15/30	491,943
650,000	Cloud Software Group, Inc.(b)	6.5000	03/31/29	657,145
400,000	McAfee Corporation(b)	7.3750	02/15/30	371,344
3,000,000	Microsoft Corporation	2.9210	03/17/52	1,982,494
1,000,000	UKG, Inc.(b)	6.8750	02/01/31	1,027,293
				4,530,219
	SPECIALTY FINANCE — 0.9%
400,000	Ally Financial, Inc.	6.7000	02/14/33	415,327
350,000	Freedom Mortgage Holdings, LLC(b)	9.2500	02/01/29	365,144
850,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	849,527
300,000	Nationstar Mortgage Holdings, Inc.(b)	7.1250	02/01/32	313,556
300,000	Navient Corporation	5.5000	03/15/29	293,821
350,000	OneMain Finance Corporation	6.6250	05/15/29	358,386
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(b)	3.8750	03/01/31	554,053
800,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	788,400
				3,938,214
	STEEL — 0.3%
700,000	Cleveland-Cliffs, Inc.(b)	6.7500	04/15/30	697,325
750,000	Cleveland-Cliffs, Inc.(b)	7.0000	03/15/32	732,718
				1,430,043

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.3% (Continued)
	TECHNOLOGY HARDWARE — 0.4%
750,000	Dell International, LLC / EMC Corporation	8.1000	07/15/36	$ 902,766
500,000	Seagate HDD Cayman	9.6250	12/01/32	565,168
500,000	Xerox Holdings Corporation(b)	5.5000	08/15/28	334,675
				1,802,609
	TECHNOLOGY SERVICES — 0.5%
500,000	Block, Inc.	3.5000	06/01/31	458,759
400,000	GTCR W-2 Merger Sub, LLC(b)	7.5000	01/15/31	423,238
500,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	484,425
500,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.(b)	6.7500	08/15/32	516,847
				1,883,269
	TELECOMMUNICATIONS — 1.4%
500,000	CenturyLink, Inc.(b)	4.5000	01/15/29	454,283
500,000	Connect Finco S.A. RL / Connect US Finco, LLC(b)	9.0000	09/15/29	505,474
2,000,000	Deutsche Telekom International Finance BV	9.2500	06/01/32	2,482,666
500,000	Frontier Communications Holdings, LLC(b)	8.7500	05/15/30	523,792
268,274	Level 3 Financing, Inc.(b)	11.0000	11/15/29	304,490
1,000,000	Sprint Capital Corporation	8.7500	03/15/32	1,209,436
400,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(b)	8.2500	10/01/31	419,120
				5,899,261
	TRANSPORTATION & LOGISTICS — 0.5%
250,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	250,134
750,000	Canadian Pacific Railway Company	7.1250	10/15/31	844,890
400,000	Delta Air Lines, Inc.	3.7500	10/28/29	383,096
400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(b)	9.8750	09/20/31	386,396
400,000	United Airlines, Inc.(b)	4.6250	04/15/29	390,856
				2,255,372
	WHOLESALE - CONSUMER STAPLES — 0.1%
400,000	US Foods, Inc.(b)	4.7500	02/15/29	390,603

	TOTAL CORPORATE BONDS (Cost $120,157,901)			122,120,233

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.0%
COLLATERAL FOR SECURITIES LOANED - 1.0%
4,285,462	State Street Institutional US Government Money Money Market Fund, Premium Class, 4.33% (Cost $4,285,462)(d),(e)	$ 4,285,462

	TOTAL INVESTMENTS - 100.0% (Cost $409,184,884)	$ 416,631,345
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	196,929
	NET ASSETS - 100.0%	$ 416,828,274

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a) (b)

All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2025 was $4,203,874.

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2025 the total market value of 144A securities is 66,250,149 or 15.9% of net assets.

(c)	Variable rate security; the rate shown represents the rate on July 31, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $4,285,462 at July 31, 2025.
(e)	Rate disclosed is the seven-day effective yield as of July 31, 2025.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 97.8%
EQUITY - 97.8%
420,800	Vanguard FTSE Developed Markets ETF					$ 23,657,376
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,929,560)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.2%
78	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/19/2025	$ 5,350	$ 24,859,575	$ 41,925
TOTAL FUTURE OPTIONS PURCHASED (Cost - $75,456)

	TOTAL INVESTMENTS - 98.0% (Cost $21,005,016)					$ 23,699,301
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%					476,483
	NET ASSETS - 100.0%					$ 24,175,784

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 79.3%
U.S. TREASURY BILLS — 79.3%
49,000,000	United States Treasury Bill(a)			4.2450	08/26/25	$ 48,854,191
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $48,859,465)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.2%
196	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/19/2025	$ 5,350	$ 62,467,650	$ 105,350
TOTAL FUTURE OPTIONS PURCHASED (Cost - $189,607)

	TOTAL INVESTMENTS - 79.5% (Cost $49,049,072)					$ 48,959,541
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.5%					12,630,117
	NET ASSETS - 100.0%					$ 61,589,658

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
39	CME E-Mini NASDAQ 100 Index Future		EDF	09/22/2025	$ 18,224,700	$ 920,409
135	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/22/2025	43,026,188	1,899,395
	TOTAL FUTURES CONTRACTS					$ 2,819,804

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 80.6%
U.S. TREASURY BILLS — 80.6%
24,000,000	United States Treasury Bill(a)			4.2450	08/26/25	$ 23,928,583
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $23,931,167)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.2%
268	CMC E-Mini Russell 2000 Index Future	EDF	09/19/2025	$ 1,800	$ 29,750,680	$ 68,340
TOTAL FUTURE OPTIONS PURCHASED (Cost - $94,365)

	TOTAL INVESTMENTS - 80.8% (Cost $24,025,532)					$ 23,996,923
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.2%					5,694,549
	NET ASSETS - 100.0%					$ 29,691,472

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
134	CME E-Mini Russell 2000 Index Future		EDF	09/22/2025	$ 14,875,340	$ 525,363
47	CME E-Mini Standard & Poor's MidCap 400 Index		EDF	09/22/2025	14,875,970	472,134
	TOTAL FUTURES CONTRACTS					$ 997,497

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	FIXED INCOME - 99.3%
47,400	iShares AAA CLO Active ETF	$ 2,460,828
62,400	iShares Core U.S. Aggregate Bond ETF	6,153,888
48,200	iShares Floating Rate Bond ETF	2,460,128
148,300	iShares iBoxx $ High Yield Corporate Bond ETF(a)	11,920,354
143,500	PGIM AAA CLO ETF	7,385,945
121,500	SPDR Bloomberg High Yield Bond ETF(a)	11,772,135
86,300	Vanguard Total Bond Market ETF	6,317,160
	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,880,213)	48,470,438
	SHORT-TERM INVESTMENTS — 28.1%
	COLLATERAL FOR SECURITIES LOANED - 28.1%
13,735,577	State Street Institutional US Government Money Market Fund, Premier Class, 4.33% (Cost $13,735,577)(b),(c)	13,735,577

	TOTAL INVESTMENTS - 127.4% (Cost $61,615,790)	$ 62,206,015
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.4)%	(13,375,420)
	NET ASSETS - 100.0%	$ 48,830,595

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)

All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2025 was $13,472,245.

Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $13,735,577 at July 31, 2025.

(b)	Rate disclosed is the seven-day effective yield as of July 31, 2025.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.5%
	U.S. TREASURY BILLS — 79.5%
58,000,000	United States Treasury Bill(a)			4.2450	08/26/25	$ 57,827,410
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $57,833,653)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 4.5%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 4.5%
250	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	12/18/2026	$ 5,850	$ 83,137,500	$ 3,184,376
115	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/19/2025	5,275	36,651,938	55,200
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $4,443,339)					3,239,576
	TOTAL INVESTMENTS - 84.0% (Cost $62,276,992)					$ 61,066,986
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $179,681)					(133,688)
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $609,546)					(375,188)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.7%					12,149,537
	NET ASSETS - 100.0%					$ 72,707,647

Contracts(b)
	WRITTEN FUTURE OPTIONS - (0.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.2)%
115	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/19/2025	$ 6,625	$ 36,651,938	$ 133,688
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $179,681)

	PUT OPTIONS WRITTEN - (0.5)%
115	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/19/2025	$ 6,150	$ 36,651,938	$ 375,188
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $609,546)
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $789,227)					$ 508,876
OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
226	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/22/2025	$ 72,029,025	$ 2,810,509
	TOTAL FUTURES CONTRACTS

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.